CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (3,125,886)	$ (4,284,693)	$ (5,481,648)	$ (2,908,865)	$ (84,146,919)	$ (87,272,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services					30,000	30,000
Depreciation and amortization	32,121	45,222	39,150	17,804	2,449,415	2,481,536
Amortization of debt discount	420,506	807,695	945,434	48,943	1,994,377	2,414,883
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	16,964	508,069	865,535	149,325	2,505,060	2,522,024
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Accounts receivable	(15,863)		(36,078)		(36,078)	(51,941)
Inventories	(194,756)	(186,339)	(431,022)		(431,022)	(625,778)
Prepaid expenses and other current assets	(72,644)	311,020	300,808	24,555	(315,276)	(387,920)
Other assets	880				(56,394)	(55,514)
Accounts payable and accrued expenses	84,114	79,437	(30,706)	190,980	2,957,856	3,041,970
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(2,854,564)	(2,719,589)	(3,828,527)	(2,477,258)	(62,577,409)	(65,431,973)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment		(34,116)	(34,672)	(139,356)	(2,400,960)	(2,400,960)
Patent costs	(20,957)	(17,818)	(17,818)	(26,093)	(479,558)	(500,515)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(20,957)	(51,934)	(52,490)	(165,449)	(4,480,195)	(4,501,152)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	3,050,000	2,756,860	2,756,860	767,498	46,571,310	49,621,310
Proceeds from borrowings	700,000	1,250,000	1,250,000	1,335,250	11,188,881	11,888,881
Proceeds from subscription receivables		5,141			499,395	499,395
Proceeds from exercise of stock options			5,141		5,141	5,141
Net cash provided by financing activities	3,750,000	4,012,001	4,012,001	2,102,748	68,244,257	71,994,257
Net change in cash and cash equivalents	874,479	1,240,478	130,984	(539,959)	1,186,653	2,061,132
Cash and cash equivalents - beginning of period	1,186,653	1,055,669	1,055,669
Cash and cash equivalents - end of period	2,061,132		1,186,653	1,055,669	1,186,653	2,061,132
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt	87,700	1,250,000	1,250,000	306,805	1,556,805	1,644,505
Fair value of shares issued as costs of raising capital	236,565	106,344	106,344	229,606	335,950	572,515
Issuance of 5,666,616 shares of common stock pursuant to cashless exercise of warrants
Conversion of convertible notes to common share	685,208	1,483,330	1,515,130		11,949,449	12,634,657
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock					768,063	768,063
Preferred stock dividends	1,870,846	2,354,428	3,087,044	2,177,464	8,410,623	10,281,469
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock to consultants for services					3,351,961	3,351,961
Supplemental schedule of noncash investing and financing activities:
Conversion of convertible notes to common share	685,208	1,483,330				12,634,567
Consultant Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock to consultants for services					30,000	30,000
Leasehold Improvements [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Stock Issuance Costs [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					437,206	437,206
Loans Receivable [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of member units			$ 5,000		$ 1,614,446	$ 1,614,446